Financial instruments	12 Months Ended
Dec. 31, 2024
Financial instruments
Financial instruments

(10) Financial instruments

-Accounting principles-

Non-derivative financial assets

Non-derivative financial assets comprise cash and cash equivalents, receivables and other financial assets including derivatives.

Recognition and initial measurement:

Non-derivative financial assets are recognized when the Group becomes a party to the contractual provisions of the instrument.

Purchases and sales of non-derivative financial assets in the normal course of business are accounted for at the trade date.

Dividend and interest income are recognized when earned. Gains or losses, if any, are recorded in other financial income and other financial expense.

Non-derivative financial assets are derecognized when the rights to receive cash flows from the asset have expired or the Group has transferred its rights to receive cash flows from the asset. At initial recognition, the Group measures non-derivative financial assets at their fair value, plus, in the case of a financial asset not measured at fair value through profit or loss (FVtPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVtPL are expensed in the Consolidated Income Statement.

Classification and subsequent measurement:

The Group classifies its non-derivative financial assets in the following measurement categories:

●	those that are measured subsequently at fair value;
●	those that are measured at amortized cost.

In assessing the classification, the Group considers the business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will be recorded in either the Consolidated Income Statement (FVtPL) or in Other Comprehensive Income (FVtOCI).

For debt investments, assets are reclassified between FVtOCI, FVtPL and amortized cost only when its business model for managing those assets changes.

Offsetting of financial instruments

Financials assets and liabilities are only offset, and the net amount presented in the consolidated statement of financial position when, and only when, the Group has the legal right to offset the amounts and either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Cash and cash equivalents

Cash and cash equivalents include cash balances, certain money market funds and short-term highly liquid investments with an original maturity of three months or less that are readily convertible into known amounts of cash.

Other financial assets

Other financial assets include convertible loans, derivatives and deposits.

Debt instruments

Debt instruments include those subsequently carried at amortized cost, those carried at FVtPL or those carried at FVtOCI.

Classification depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset.

Debt instruments that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost and are subject to impairment. Interest income from these financial assets is included in Finance income using the effective interest rate method.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Debt instruments that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVtOCI and subject to impairment.

Movements in the carrying amounts are taken through OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses, which are recognized in the Consolidated Income Statement.

When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to the Consolidated Income Statement. Interest income from these financial assets is included in financial income using the effective interest rate method. Debt instruments that do not meet the criteria for amortized cost or FVtOCI are measured at FVtPL. A gain or loss on a debt investment that is subsequently measured at FVtPL is recognized in the Consolidated Income Statement in the period in which it arises.

Other Equity investments where the Group does not possess control or significant influence

For those equity investments over which the Group has neither control nor significant influence and which are therefore measured in accordance with IFRS 9, classification will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVtOCI).

For those equity investments over which the Group has neither control, joint control nor significant influence and which are therefore measured in accordance with IFRS 9, both FVtOCI and FVtPL, the Group follows the following hierarchy determined by the unique nature of the investments. Observable market prices are the primary method when available. When these are not available but there has been an external financing round or a capital transaction with a new investor of the equity investment in which the Group did not participate, this would be taken into account.

In the absence of such an event, the Group assesses qualitative factors, such as scientific progress, as well as an analysis of the cash position of the investment. In case of promising scientific development, the acquisition costs are considered to be the best estimate of the fair value. Should the investment be a possible going concern risk with no further positive qualitative factors, the Group uses Net Asset Value as a proxy for the fair value of the investment.

The investments in early-stage companies are mainly of a strategic nature and are made for the purpose of promoting new business models and, in particular, the development of products and/or technology platforms in pharmaceutical research.

Where the Group has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to the Consolidated Income Statement following the derecognition of the investment. Dividends (if any) from such investments continue to be recognized in the Consolidated Income Statement when the Group’s right to receive payments is established.

Debt and other financial liabilities

Debt and other financial liabilities, excluding derivative financial liabilities and provisions, are initially measured at fair value and, in the case of debt and payables, net of directly attributable transaction costs. Debt and other financial liabilities are subsequently measured at amortized cost using the effective interest rate method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate.

Debt and other financial liabilities are derecognized when the obligation under the liability is discharged, cancelled or has expired.

Derivative financial instruments

All derivative financial instruments are accounted for at the trade date and classified as current or non-current assets or liabilities based on the maturity date or the early termination date.

The Group measures all derivative financial instruments at fair value that is derived from the market prices of the instruments, calculated on the basis of the present value of the estimated future cash flows based on observable interest yield curves, basis spread, credit spreads and foreign exchange rates, or derived from option pricing models, as appropriate.

Gains or losses arising from changes in fair value of derivative financial instruments are recognized in the Consolidated Income Statement. The Group does not apply hedge accounting in accordance with IFRS 9 nor IAS 39.

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (ECLs) for trade receivables, debt investments carried at fair value through other comprehensive income (FVtOCI) and amortized costs. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive.

For all trade receivables and contract assets, the Group applies the IFRS 9 simplified approach to measuring ECLs.

To measure the ECLs on trade receivables and contract assets, the Group takes into account credit-risk concentration, collective debt risk based on average historical losses as well as days past due.

The Group also may factor in specific circumstances such as serious adverse economic conditions in a specific country or region, and other forward-looking information.

The Group may also apply individual credit losses on identified trade account receivables or contract assets depending on individual circumstances.

Other financial income and expense

Financial income comprises interest income on funds invested (including financial assets), dividend income, net gains on the disposal of financial assets, net fair value gains on financial assets at FVtPL, net gains on the remeasurement to fair value of any pre-existing interest in an acquiree, and net gains on foreign exchange impacts that are recognized in the Consolidated Income Statement.

Other financial income is recognized on an accrual basis in the Consolidated Income Statement, using the effective interest method. Dividend income is recognized in the Consolidated Income Statement on the date that the Group’s right to receive payment is established, which in the case of quoted securities is normally the ex-dividend date.

Other financial expenses comprise interest expenses on borrowings, unwinding of the discount on provisions and contingent consideration, losses on disposal of financial assets, net fair value losses on financial assets at FVtPL, impairment losses recognized on financial assets (other than trade receivables), net interest expenses related to defined-benefit plans, interest on lease liabilities and net losses on foreign exchange impacts that are recognized in the Consolidated Income Statement.

Evotec’s interest expenses relate primarily to financial liabilities measured at amortized cost.

-Cash and cash equivalents and short-term investments-

The balances of cash and cash equivalents as of December 31, 2024 and December 31, 2023 are as follows:

In k€	2024	2023
Cash at banks and on hand	302,825	237,562
Short term deposits	—	35,000
Money market funds	3,562	238,346
Total	306,387	510,909

As of December 31, 2024 the Group´s balance of cash and cash equivalents and investments is € 396,800k (December 31, 2023: € 604,112k), thereof cash and cash equivalents in the amount of € 306,387k (December 31, 2023: € 510,909k) and short-term investments in the amount of € 90,413k (December 31, 2023: € 93,203k). Fixed-term investments are measured at amortized cost and bonds are measured at fair value through OCI (note 15). Money market funds that are classified under cash and cash equivalents are measured at FVtOCI. While managing liquidity, the Group is investing in deposits with maturities beyond three months which are also included in investments. These deposits are measured at amortized costs.

As of December 31, 2024, € 12,931k of the cash balances with credit institutions are restricted (December 31, 2023: € 11,819k). This amount includes grants for specific projects and rent deposits. As of December 31, 2024, € 20,483k of short-term investments are restricted (December 31, 2023: € 0k). These restricted short-term investments are term deposits serving as security for several bank loans.

-Other current financial assets-

Other current financial assets (31 December 2024: € 4,290k; 31 December 2023: € 12,759k) mainly include convertible loans, derivatives and interest receivables. The decrease compared to the previous year is predominantly related to changes of the fair values of forward exchange contracts which amount to € 0k as of December 31, 2024 (December 31, 2023: € 6,137k).

-Other long term investments-

The development of investments measured at fair value in accordance with IFRS 9 is shown below:

In k€	2024	2023
Balance at January 1	135,593	131,042
Additions	7,532	10,199
Additions due to discontinued use of equity method	—	1,906
Reduction due to change to accounting according to the equity method	—	(2,369)
Disposals	(69,370)	—
Fair value adjustments recognized in profit or loss	(34,310)	(3,678)
Adjustments to fair value, recognized in OCI	(5,075)	(1,506)
Balance at December 31	34,370	135,593

The loss of € (5,075)k in adjustments to fair value, recognized in other comprehensive income is related to Evotec’s investment in Sernova Corp.

Evotec periodically assesses the fair value of its investments and takes into account quantitative and qualitative information. Prior to the disposal of Evotec’s share in Recursion Pharmaceuticals Inc. (formerly known as Exscientia) (2024: € 69,370k, 2023: € 0k) a fair value adjustment of (2024: € (12,047)k, 2023: € 11,280k) had been recognized in the income statement. Further fair value adjustments were recognized for Evotec’s share in Blacksmith Medicines, Inc. (2024: € (9,917)k, 2023: € 0k) and Immunitas Therapeutics, Inc. (2024: € (5,499)k, 2023: € 0k).

-Loan Liabilities-

Throughout the years 2024 and 2023, the Group met all covenants under the various loan agreements shown below. All loans are unsecured, with the exception of loans in the amount € 20,483k, secured against short-term.

				December 31,
				2024	2024	2023	2023
		Nominal interest	Maturity	Fair	Carrying	Fair	Carrying
Country of lender	Currency	Rate	until	Value	amount	Value	amount
				k€	k€	k€	k€
Germany	EUR	fixed interest rate of 0.80 % to 2.00%	2026-2029	159,691	186,345	202,727	243,583
Germany	EUR	variable interest rate of 1.1% + 6M Euribor	2026	14,095	14,490	64,088	64,500
Germany	EUR	1.60%	2025-2027	54,195	58,608	67,631	75,000
Germany	EUR	1.20%	2029	4,243	4,571	5,010	5,647
Germany	EUR	1.40%	2031	14,442	15,912	15,814	18,458
Italy	EUR	1.30%	2026	236	243	340	367
Italy	EUR	variable interest rate of 4.50%	2027	315	314	421	434
France	EUR	fixed interest rate of 0.00 % to 0.55%	2026-2029	6,029	7,075	23,216	27,876
				253,245	287,556	379,247	435,865

Current loan liabilities as of December 31, 2024 include interest liabilities of € 1,169k (December 31, 2023: € 1,193k).

As of December 31, 2024, the Group maintained unutilized lines of credit totaling to € 75,086k (December 31, 2023: € 141,086k). On July 30, 2024, Evotec signed a syndicated loan facility in the amount of € 250,000k with a consortium of major international financial institutions to support ongoing operations and strategic initiatives for future growth. Draw stop and covenant waiver remain in place until us and our lenders renegotiate the RCF terms, reflecting the updated credit situation, in the second half of 2025. See “(14) Financial Risk Management” for a maturity analysis of loan liabilities.

-Leases-

The Group has lease contracts for various items of real estate, vehicles and other equipment used in its operations. The Group has multiple extension and termination options in a number of lease contracts. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. The options considered reasonably certain are part of lease liabilities. However, the options not considered reasonably certain are not part of lease liability, which exposes the Group to potential future cash outflows. Future cash outflows for leases that have not yet begun are set out in the explanation “(18) Commitments and contingencies”. In addition, the Group is not committed to leases not yet commenced. The Group’s lease contracts do not contain any financial covenants.

Set out below are the carrying amounts of the lease liabilities and the movements during the period:

In k€	2024	2023
Amount beginning of the year	189,140	176,823
Foreign currency Translation	6,027	(958)
Additions	7,241	33,975
Divestment	(3,543)	—
Disposals	(27,604)	(4,086)
Accretion of interest	4,727	5,831
Payments	(24,124)	(22,446)
Amount end of the year	151,863	189,140

The lease liabilities of the Company are due as follows:

In k€	2024	2023
Current portion of lease obligations	19,563	19,115
Long-term lease obligations	132,301	170,025
	151,863	189,140

Lease liabilities are classified within Current financial liabilities and Non-current financial liabilities on the Consolidated statement of financial position. The Group’s cash outflows for leases amounted to € 24,124k in 2024 (2023: € 22,446k; 2022: € 19,046k).

The following amounts are recognized in profit or loss:

in k€	2024	2023	2022
Depreciation expense of right-of-use assets	21,530	21,075	18,659
Interest expense on lease liability	4,727	5,831	3,841
Expense relating to short-term leases	283	236	476
Expense for leases on an asset of low value	57	62	50
Total amount recognised in profit or loss	26,597	27,205	23,026

-Reconciliation of cash flow from financing activities-

The following tables show the reconciliation of cash flow from financing activities to changes in financial liabilities in 2024 and 2023.

	Loans	Lease Obligations
	k€	k€
Balance as of January 1, 2024	437,058	189,140
Proceeds from issuance of loans	900	—
Repayments	(128,849)	(24,124)
Interest Paid	(5,920)	—
Cash flow from financing activities	(133,869)	(24,124)
Non-cash transactions:
Disposal of finance lease obligation	—	(27,604)
Foreign currency translation	—	6,027
Divestment of affiliates	—	(3,543)
Reclassification1)	(21,700)	—
Interest expense	6,067	4,727
Change in accrued interest and other	—	—
Issue of finance lease obligation	—	7,241
Balance as of December 31, 2024	287,556	151,864

1) Reclassed into non-current deferred income as Evotec has met terms to qualify for loan forgiveness.

	Loans	Lease Obligations
	k€	k€
Balance as of January 1, 2023	329,851	176,823
Proceeds from issuance of loans	219,923	—
Repayments	(112,880)	(22,446)
Interest Paid	(12,853)	—
Cash flow from financing activities	94,189	(22,446)
Disposal of finance lease obligation	—	(4,086)
Foreign currency translation	—	(958)
Divestment of affiliates	—	—
Reclassification	—	—
Interest expense	11,739	—
Change in accrued interest and other	1,279	5,831
Issue of finance lease obligation	—	33,975
Balance as of December 31, 2023	437,058	189,140

-Current financial liabilities-

As of December 31, 2024, current financial liabilities amounted to € 50,795k (2023: € 149,096k) and consist of current loan liabilities of € 27,114k (2023: € 129,971k), the current portion of lease obligations of € 19,563k (2023: € 19,115k) as well as other current financial liabilities of € 4,118k (2023: € 10k). Other current financial liabilities relate to negative fair values of forward exchange contracts.